Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay-Versus-Performance Compensation Table
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)	Summary Compensation Table Total for Non-CEO NEO ($)(2)	Compensation Actually Paid to Non-CEO NEO ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2023	125,600	125,600	72,100	72,100	114	114	54.283
2022	120,100	120,100	66,000	66,000	114	108	64.173
2021	116,317	116,317	63,883	63,883	121	124	82.547
(1)
The summary compensation table totals for the CEO, Mr. Albert Chao, did not require equity award or pension plan benefit-related adjustments to arrive at the “compensation actually paid to the CEO” in each year. During the measurement period, Mr. Chao has not been granted any equity awards or received any pension benefits under a plan of the Partnership or in connection with his services to the Partnership. Mr. Chao’s summary compensation table totals for each year of the measurement period reflect only the portion of his base salary allocated to the Partnership by Westlake.

(2)
Mr. Bender was the sole non-CEO NEO for each year of the measurement period. The summary compensation table totals for Mr. Bender did not require equity award or pension plan benefit-related adjustments to arrive at the “compensation actually paid to Non-CEO NEOs” in each year. During the measurement period, Mr. Bender has not been granted any equity awards or received any pension benefits under a plan of the Partnership or in connection with his services to the Partnership. Mr. Bender’s summary compensation table totals reflect only the portion of his base salary allocated to the Partnership by Westlake.

(3)	Peer Group is the Chicago Board Options Exchange S&P Chemicals Index, also known as the Standard & Poor’s Chemicals Index, or CEX.

Named Executive Officers, Footnote
(1)
The summary compensation table totals for the CEO, Mr. Albert Chao, did not require equity award or pension plan benefit-related adjustments to arrive at the “compensation actually paid to the CEO” in each year. During the measurement period, Mr. Chao has not been granted any equity awards or received any pension benefits under a plan of the Partnership or in connection with his services to the Partnership. Mr. Chao’s summary compensation table totals for each year of the measurement period reflect only the portion of his base salary allocated to the Partnership by Westlake.

(2)
Mr. Bender was the sole non-CEO NEO for each year of the measurement period. The summary compensation table totals for Mr. Bender did not require equity award or pension plan benefit-related adjustments to arrive at the “compensation actually paid to Non-CEO NEOs” in each year. During the measurement period, Mr. Bender has not been granted any equity awards or received any pension benefits under a plan of the Partnership or in connection with his services to the Partnership. Mr. Bender’s summary compensation table totals reflect only the portion of his base salary allocated to the Partnership by Westlake.

Peer Group Issuers, Footnote
(3)	Peer Group is the Chicago Board Options Exchange S&P Chemicals Index, also known as the Standard & Poor’s Chemicals Index, or CEX.

PEO Total Compensation Amount	$ 125,600	$ 120,100	$ 116,317
PEO Actually Paid Compensation Amount	$ 125,600	120,100	116,317
Adjustment To PEO Compensation, Footnote
(1)
The summary compensation table totals for the CEO, Mr. Albert Chao, did not require equity award or pension plan benefit-related adjustments to arrive at the “compensation actually paid to the CEO” in each year. During the measurement period, Mr. Chao has not been granted any equity awards or received any pension benefits under a plan of the Partnership or in connection with his services to the Partnership. Mr. Chao’s summary compensation table totals for each year of the measurement period reflect only the portion of his base salary allocated to the Partnership by Westlake.

Non-PEO NEO Average Total Compensation Amount	$ 72,100	66,000	63,883
Non-PEO NEO Average Compensation Actually Paid Amount	$ 72,100	66,000	63,883
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Mr. Bender was the sole non-CEO NEO for each year of the measurement period. The summary compensation table totals for Mr. Bender did not require equity award or pension plan benefit-related adjustments to arrive at the “compensation actually paid to Non-CEO NEOs” in each year. During the measurement period, Mr. Bender has not been granted any equity awards or received any pension benefits under a plan of the Partnership or in connection with his services to the Partnership. Mr. Bender’s summary compensation table totals reflect only the portion of his base salary allocated to the Partnership by Westlake.

Compensation Actually Paid vs. Total Shareholder Return
2023 Pay-Versus-Performance Relationship Disclosure
Relationship Between Compensation Actually Paid and Cumulative TSR. As required by Item 402(v) of Regulation S-K, we are presenting the graph below, which compares the compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEO to cumulative TSR of the Partnership over the three-year period presented in the table. The TSR amounts reflected in the graph below assume reinvestment of distributions, where applicable, and that $100 was invested at the market close on December 31, 2020. We are allocated a set percentage of our NEO’s base pay allocated by Westlake, and, therefore, compensation actually paid is not sensitive to the Partnership’s TSR.

Compensation Actually Paid vs. Net Income
2023 Pay-Versus-Performance Relationship Disclosure
Relationship Between Compensation Actually Paid and Net Income. As required by Item 402(v) of Regulation S-K, we are presenting the graph below, which compares the compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEO to net income of the Partnership over the three-year period presented in the table. We are allocated a set percentage of our NEO’s base pay allocated by Westlake, and, therefore, compensation actually paid is not sensitive to the Partnership’s net income.

Total Shareholder Return Vs Peer Group
2023 Pay-Versus-Performance Relationship Disclosure
Relationship Between Cumulative TSR of the Partnership and Cumulative TSR of the Peer Group. As required by Item 402(v) of Regulation S-K, we are presenting the graph below, which compares cumulative TSR of the Partnership and cumulative TSR of the peer group (which, in accordance with applicable SEC guidance, is the peer group used by Westlake for this purpose, the Chicago Board Options Exchange S&P Chemicals Index (“CEX”)), over the three-year period presented in the table. As demonstrated by the following graph, the Partnership’s cumulative TSR over the three-year period presented in the table was 14%, while the cumulative TSR of the peer group presented for this purpose was 14% over the three-year period presented in the table.

Tabular List, Table
2023 Key Performance Measures
A list of the most important financial performance measures used by the Partnership to link “executive compensation actually paid” to the Partnership’s fiscal year 2023 performance has not been provided because the Partnership does not use any financial performance measures to link “executive compensation actually paid” to the Partnership’s performance.

Total Shareholder Return Amount	$ 114	114	121
Peer Group Total Shareholder Return Amount	114	108	124
Net Income (Loss)	$ 54,283,000	$ 64,173,000	$ 82,547,000
PEO Name	Mr. Albert Chao	Mr. Albert Chao	Mr. Albert Chao
Additional 402(v) Disclosure
A company-selected measure has not been added to this table, as the Partnership does not use any financial performance measures to link “executive compensation actually paid” to the Partnership’s performance.